United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/17

Date of Reporting Period: Quarter ended 09/30/16

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—94.8%
	Aerospace/Defense—1.7%
$876,364	B/E Aerospace, Inc., Term Loan—Institutional, 3.79%, 12/16/2021	$887,730
2,867,647	Engility Corp., Term Loan—Institutional, 5.75%, 8/12/2023	2,899,908
947,368	TransDigm, Inc., 3.75%, 6/9/2023	948,922
1,050,000	TransDigm, Inc., 3.75%, 6/9/2023	1,051,722
3,852,166	TransDigm, Inc., Term Loan—Institutional, 3.75%, 5/14/2022	3,861,797
977,500	TransDigm, Inc., Term Loan—Institutional, 3.83%, 6/4/2021	979,538
	TOTAL	10,629,617
	Automotive—2.1%
534,723	Allison Transmission, Inc., Term Loan—Institutional, 3.25%, 9/16/2022	539,124
1,050,000	Autoparts Holdings, Term Loan—Institutional, 11.00%, 1/29/2018	911,862
4,829,057	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/6/2021	4,766,762
4,455,000	TI Group Auto Systems LLC, Term Loan—Institutional, 4.50%, 6/30/2022	4,474,491
2,408,854	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,410,359
	TOTAL	13,102,598
	Building Materials—1.7%
770,330	Abc Supply Co., Inc., Term Loan—Institutional, 3.61%, 9/23/2023	773,603
1,229,670	American Builders & Contractors Supply Co., Inc., Term Loan—Institutional, 3.50%, 4/16/2020	1,234,306
1,985,000	Beacon Roofing Supply, Inc., Term Loan—Institutional, 3.50%, 10/1/2022	1,991,948
2,970,000	HD Supply, Inc., Term Loan—Institutional, 3.75%, 8/13/2021	2,980,514
2,000,000	HD Supply, Inc., Term Loan—Institutional, 3.60%, 10/16/2023	2,006,250
1,656,210	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	1,668,631
	TOTAL	10,655,252
	Cable Satellite—2.6%
1,406,622	Altice US Finance I Corp., Term Loan—Institutional, 4.25%, 12/14/2022	1,419,373
995,000	Charter Communications Operating LLC, Term Loan—Institutional, 3.48%, 1/24/2023	1,002,667
1,910,506	Charter Communications, Inc., Term Loan—Institutional, 3.50%, 7/1/2020	1,918,750
2,992,500	CSC Holdings LLC, Term Loan—Institutional, 5.00%, 10/9/2022	3,005,278
1,979,962	Eldorado Resorts, Inc., Term Loan—Institutional, 4.25%, 7/23/2022	1,989,862
2,420,408	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	2,307,907
1,990,000	Numericable US LLC, Term Loan—Institutional, 4.75%, 1/31/2023	2,006,786
2,346,643	Virgin Media Investment Holdings, Term Loan—Institutional, 3.65%, 6/30/2023	2,360,241
	TOTAL	16,010,864
	Chemicals—2.4%
3,360,912	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,390,320
995,000	Huntsman International LLC, Term Loan—Institutional, 4.25%, 4/1/2023	1,003,244
982,500	MacDermid, Inc., Term Loan—Institutional, 5.50%, 6/7/2020	988,026
3,969,949	MacDermid, Inc., Term Loan—Institutional, 5.50%, 6/7/2020	3,993,829
3,458,750	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2020	3,305,700
1,995,000	PQ Corp., Term Loan—Institutional, 5.75%, 11/4/2022	2,013,294
	TOTAL	14,694,413
	Consumer Cyclical Services—3.6%
4,110,162	Garda World Security Corp., Term Loan B—Institutional, 4.00%, 11/8/2020	4,084,474
1,051,437	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	1,044,865
3,910,063	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,929,613
2,784,615	Manitowoc Foodservice, Inc., Term Loan—Institutional, 5.75%, 3/3/2023	2,825,800

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$3,624,048	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	$3,665,145
2,977,500	USAGM HoldCo LLC, Term Loan—Institutional, 4.75%, 7/28/2022	2,970,056
165,563	USAGM HoldCo LLC, Term Loan—Institutional, 5.50%, 7/28/2022	166,184
834,437	USAGM HoldCo LLC, Term Loan—Institutional DD, 5.50%, 7/28/2022	837,566
3,000,000	USAGM HoldCo LLC, Term Loan—Institutional, 9.50%, 7/28/2023	2,988,750
	TOTAL	22,512,453
	Consumer Products—3.2%
2,621,680	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,635,614
2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 5.00%, 4/15/2021	1,995,963
5,344,345	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	4,950,200
3,464,807	Party City Holdings, Inc., Term Loan—Institutional, 4.47%, 8/19/2022	3,481,819
1,642,250	Prestige Brands, Inc., Term Loan—Institutional, 3.50%, 9/3/2021	1,656,275
4,709,569	SRAM LLC, Term Loan—Institutional, 4.00%, 4/10/2020	4,591,830
780,517	Water PIK, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	780,517
	TOTAL	20,092,218
	Diversified Manufacturing—2.2%
3,392,930	Dynacast International LLC, Term Loan—Institutional, 4.50%, 1/28/2022	3,412,728
2,000,000	Dynacast International LLC, Term Loan—Institutional, 9.50%, 1/30/2023	1,960,000
1,770,486	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	1,785,978
4,859,798	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,717,381
1,961,644	Milacron LLC, Term Loan—Institutional, 4.25%, 9/28/2020	1,974,522
	TOTAL	13,850,609
	Financial Institutions—4.5%
1,985,025	Assuredpartners, Inc., Term Loan—Institutional, 5.75%, 10/21/2022	1,999,287
4,000,000	Assuredpartners, Inc., Term Loan—Institutional, 10.00%, 10/20/2023	3,985,000
1,925,550	Clipper Acquisitions Corp., Term Loan—Institutional, 3.09%, 2/6/2020	1,923,143
5,884,548	Hub International Ltd., Term Loan—Institutional, 4.00%, 10/2/2020	5,895,111
498,750	Sedgwick Claims Management Services, Inc., Term Loan—Institutional, 5.25%, 2/28/2021	503,583
2,920,113	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,904,914
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,975,625
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,975,625
2,992,500	WEX, Inc., Term Loan—Institutional, 4.25%, 7/1/2023	3,032,390
1,960,000	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,805,650
	TOTAL	28,000,328
	Food & Beverage—3.8%
5,000,000	Amplify Snack Brands, Inc., Term Loan—Institutional, 6.50%, 9/2/2023	4,971,875
3,643,645	Aramark Corp., Term Loan—Institutional, 3.34%, 2/24/2021	3,670,990
1,932,784	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 2/18/2021	1,825,514
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,260,005
2,832,900	Keurig Green Mountain, Inc., Term Loan—Institutional, 5.25%, 3/3/2023	2,874,218
2,461,370	Pinnacle Foods Finance LLC, Term Loan G—Institutional, 3.25%, 4/29/2020	2,477,320
1,985,000	Pinnacle Foods Finance LLC, Term Loan—Institutional, 3.28%, 1/13/2023	2,004,106
3,880,275	U.S. Foodservice, Inc., Term Loan—Institutional, 4.00%, 6/27/2023	3,916,653
	TOTAL	24,000,681
	Gaming—3.8%
1,281,171	Affinity Gaming LLC, Term Loan—Institutional, 5.00%, 7/1/2023	1,285,182
2,000,000	Affinity Gaming LLC, Term Loan—Institutional, 9.25%, 9/23/2024	1,965,000
2,172,140	American Casino & Entertainment, Term Loan—Institutional, 4.75%, 7/7/2022	2,199,303
2,000,000	Boyd Gaming Corp., Term Loan—Institutional, 3.52%, 9/15/2023	2,018,000

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$497,500	MGM Growth Properties, Term Loan—Institutional, 4.00%, 4/25/2023	$502,632
7,682,866	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	7,698,231
837,500	Pinnacle Entertainment, Inc., Term Loan B—Institutional, 1.00%, 4/28/2023	843,781
1,451,250	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.59%, 5/14/2020	1,456,692
2,992,500	Station Casinos LLC, Term Loan—Institutional, 3.75%, 6/8/2023	3,016,814
2,910,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,910,000
	TOTAL	23,895,635
	Health Care—14.6%
2,977,500	Acadia Healthcare Co., Inc., Term Loan—Institutional, 3.75%, 2/16/2023	3,002,630
3,950,000	Air Medical Group Holdings, Inc., Term Loan—Institutional, 4.25%, 4/28/2022	3,921,619
997,500	Air Medical Group Holdings, Inc., Term Loan—Institutional, 5.00%, 4/28/2022	1,004,981
977,500	Amsurg Corp., Term Loan—Institutional, 3.50%, 7/16/2021	980,022
1,467,322	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,367,493
4,811,760	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	4,386,713
3,980,000	CHG Healthcare Services, Inc., Term Loan—Institutional, 4.75%, 6/7/2023	4,022,904
338,179	CHS/Community Health Systems, Inc., Term Loan—Institutional, 3.75%, 12/31/2019	332,472
4,599,601	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.00%, 1/27/2021	4,525,157
486,300	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	489,826
2,953,443	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	2,962,052
2,977,500	Endo Luxembourg Finance, Term Loan—Institutional, 3.75%, 9/25/2022	2,974,597
2,130,075	Envision Healthcare Corp., Term Loan—Institutional, 4.25%, 5/25/2018	2,135,219
2,977,500	Envision Healthcare Corp., Term Loan—Institutional, 4.50%, 10/28/2022	2,995,052
500,000	HCA, Inc., Term Loan—Institutional, 3.59%, 2/9/2024	505,453
248,750	HCA, Inc., Term Loan—Institutional, 3.77%, 3/17/2023	251,918
943,847	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	830,585
3,879,550	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	3,843,179
9,567,723	Multiplan, Inc., Term Loan—Institutional, 5.00%, 6/7/2023	9,700,763
2,902,522	National Mentor Holdings, Inc., Term Loan—Institutional, 4.25%, 1/31/2021	2,910,228
8,864,569	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	8,691,001
3,990,000	PCI Pharma Services, Term Loan—Institutional, 5.00%, 7/1/2023	3,999,975
3,000,000	PCI Pharma Services, Term Loan—Institutional, 9.70%, 7/1/2024	2,955,000
3,990,000	Precyse Acquisition Corp., Term Loan—Institutional, 6.50%, 10/20/2022	4,024,912
3,000,000	Radnet Management, Inc., Term Loan—Institutional, 4.77%, 6/21/2023	3,001,875
5,600,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	5,544,000
3,967,481	Sterigenics-Nordion Holdings LLC, Term Loan—Institutional, 4.25%, 5/15/2022	3,987,319
985,000	Surgical Care Affiliates, Inc., Term Loan—Institutional, 4.25%, 3/17/2022	993,008
1,985,025	Team Health, Inc., Term Loan—Institutional, 3.84%, 11/23/2022	1,998,682
2,639,559	Vizient, Inc., Term Loan—Institutional, 6.25%, 2/11/2023	2,672,566
	TOTAL	91,011,201
	Independent Energy—2.4%
3,000,000	California Resources Corp., Term Loan—Institutional, 11.38%, 12/31/2021	3,159,855
5,000,000	Chesapeake Energy Corp., Term Loan—Institutional, 8.50%, 8/23/2021	5,262,500
2,875,000	EP Energy LLC, Term Loan—Institutional, 9.75%, 6/30/2021	2,828,281
1,000,000	Fieldwood Energy LLC, Term Loan—Institutional, 8.00%, 8/31/2020	835,940
891,882	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/28/2018	774,452
1,350,000	Fieldwood Energy, Term Loan—Institutional, 7.97%, 9/30/2020	961,875
2,396,305	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	966,502
	TOTAL	14,789,405

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Industrial - Other—1.9%
$2,907,024	Filtration Group, Inc., Term Loan—Institutional, 4.25%, 11/21/2020	$2,924,102
757,979	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	759,874
4,635,399	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	4,655,679
2,090,683	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/28/2019	2,092,512
1,564,385	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,555,257
	TOTAL	11,987,424
	Leisure—0.1%
495,009	Regal Cinemas Corp., Term Loan—Institutional, 3.50%, 4/1/2022	498,816
	Lodging—2.2%
2,886,035	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	2,906,483
4,380,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	4,410,113
2,021,841	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.31%, 10/25/2023	2,036,691
198,002	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.34%, 10/26/2020	199,412
2,769,961	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.00%, 12/9/2020	2,794,641
1,484,529	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 3.75%, 4/14/2021	1,486,393
	TOTAL	13,833,733
	Media Entertainment—6.9%
1,725,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,734,272
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 7.27%, 1/30/2019	4,832,375
5,771,691	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	5,797,866
947,482	Entercom Radio LLC, Term Loan—Institutional, 4.01%, 11/23/2018	951,826
3,868,013	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	3,864,783
3,930,000	IMC OP LP, Term Loan—Institutional, 4.50%, 8/15/2020	3,959,495
1,218,750	Match Group, Inc., Term Loan—Institutional, 5.50%, 11/16/2022	1,227,513
1,995,000	McGraw Hill Global Education Holdings LLC, Term Loan—Institutional, 5.00%, 5/4/2022	2,010,960
4,875,343	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	4,867,225
3,500,000	NEP/NCP Holdco, Inc., Term Loan—Institutional, 10.00%, 7/22/2020	3,526,250
2,000,000	Nexstar Broadcasting, Inc., Term Loan—Institutional, 3.87%, 9/26/2023	2,012,080
1,000,000	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.37%, 9/28/2023	1,005,705
2,181,152	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	2,186,616
4,201,023	Townsquare Media, Inc., Term Loan—Institutional, 4.25%, 4/1/2022	4,216,777
987,500	Tribune Media Co., Term Loan—Institutional, 3.75%, 12/27/2020	996,911
	TOTAL	43,190,654
	Midstream—1.7%
2,089,300	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,055,349
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.29%, 12/2/2019	3,606,494
1,858,823	Energy Transfer Equity LP, Term Loan—Institutional, 4.04%, 12/2/2019	1,861,723
3,000,000	Gulf Finance LLC, Term Loan—Institutional, 6.25%, 8/25/2023	2,925,945
	TOTAL	10,449,511
	Packaging—5.0%
2,406,282	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,411,924
7,543,194	Bway Holding Co., Term Loan—Institutional, 5.52%, 8/14/2020	7,596,939
6,000,000	Mohegan Tribal Gaming Authority, Term Loan B—Institutional, 1.00%, 9/28/2023	5,977,500
1,549,934	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,548,966
578,292	Multi Packaging Solutions, Inc., Term Loan—Institutional B, 4.25%, 9/30/2020	577,930
4,163,789	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.25%, 2/5/2023	4,182,651
2,500,000	SIG Combibloc, Term Loan—Institutional, 4.00%, 3/13/2022	2,506,600
3,453,414	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	3,452,344
1,159,689	Tekni-Plex, Inc., Term Loan—Institutional, 4.50%, 6/1/2022	1,162,588

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Packaging—continued
$2,000,000	Tekni-Plex, Inc., Term Loan—Institutional, 8.75%, 6/1/2023	$1,979,160
	TOTAL	31,396,602
	Pharmaceuticals—3.1%
1,425,000	AMAG Pharmaceutical, Inc., Term Loan—Institutional, 4.75%, 8/17/2021	1,428,563
1,950,000	Grifols SA, Term Loan—Institutional, 3.45%, 2/27/2021	1,970,719
4,860,202	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	4,883,191
5,673,759	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.25%, 8/18/2022	5,701,135
982,538	Quintiles Transnational Corp., Term Loan—Institutional, 3.25%, 5/12/2022	983,972
3,961,159	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 5.25%, 8/5/2020	3,973,835
	TOTAL	18,941,415
	Refining—0.5%
2,992,500	Western Refining, Inc., Term Loan—Institutional, 5.50%, 6/23/2023	2,992,500
	Restaurants—0.6%
1,997,996	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—Institutional, 3.75%, 12/12/2021	2,014,849
1,496,250	Yum! Brands, Inc., Term Loan—Institutional, 3.85%, 6/16/2023	1,510,748
	TOTAL	3,525,597
	Retailers—3.7%
1,811,369	Academy Ltd., Term Loan—Institutional, 5.00%, 7/2/2022	1,772,877
2,981,250	JC Penney Corp., Inc., Term Loan—Institutional, 5.25%, 6/23/2023	2,999,615
1,904,925	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	1,915,050
5,847,593	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,398,059
2,985,000	PETCO Animal Supplies, Inc., Term Loan B1, 5.00%, 1/26/2023	3,020,238
1,975,000	PetSmart, Inc., Term Loan—Institutional, 4.25%, 3/10/2022	1,981,261
2,950,013	Talbots, Inc., Term Loan—Institutional, 5.50%, 3/19/2020	2,888,800
2,998,060	Talbots, Inc., Term Loan—Institutional, 9.50%, 3/19/2021	2,803,186
	TOTAL	22,779,086
	Services—2.3%
1,943,728	Acosta Holdco, Inc., Term Loan—Institutional, 4.25%, 9/26/2021	1,856,747
1,945,112	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,944,509
4,159,548	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	4,142,202
1,990,000	KAR Auction Services, Inc., Term Loan—Institutional, 4.38%, 3/9/2023	2,019,233
4,173,216	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	4,162,783
	TOTAL	14,125,474
	Technology—16.9%
1,000,000	Abacus Innovations Corp., Term Loan—Institutional, 3.27%, 8/16/2023	1,006,980
1,717,468	Applied Systems, Inc., Term Loan—Institutional, 4.00%, 1/23/2021	1,723,694
3,005,683	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	3,038,565
1,349,438	Avago Technologies Cayman Finance Ltd., Term Loan—Institutional, 3.52%, 2/1/2023	1,366,961
2,895,696	Avaya, Inc., Term Loan—Institutional, 6.25%, 5/29/2020	2,150,054
4,730,229	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,572,807
2,000,000	Camelot Finance LP, Term Loan—Institutional, 4.75%, 9/16/2023	2,005,500
1,930,181	CDW LLC, Term Loan—Institutional, 3.00%, 8/17/2023	1,938,278
1,980,000	CommScope, Inc., Term Loan—Institutional, 3.75%, 12/29/2022	2,002,275
2,947,500	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,941,973
1,500,000	DELL International LLC, Term Loan—Institutional, 4.00%, 6/2/2023	1,510,650
2,954,286	Deltek, Inc., Term Loan—Institutional, 5.00%, 6/25/2022	2,971,361
2,000,000	Diebold, Inc., Term Loan—Institutional, 5.25%, 11/6/2023	2,024,590
2,948,846	Ensemble S Merger Sub, Inc., Term Loan—Institutional, 4.75%, 9/30/2022	2,954,375
2,487	Epicor Software Corp., Term Loan—Institutional, 4.75%, 6/1/2022	2,457

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$3,000,000		Epicor Software Corp., Term Loan—Institutional, 5.00%, 6/1/2022	$2,975,625
2,802,198		First Data Corp., Term Loan—Institutional, 4.53%, 3/24/2021	2,826,129
2,446,330		Hyland Software, Inc., Term Loan—Institutional, 4.75%, 7/1/2022	2,465,179
1,000,000		Hyland Software, Inc., Term Loan—Institutional, 8.25%, 7/1/2023	1,008,750
2,970,000		Informatica Corp., Term Loan—Institutional, 4.50%, 8/6/2022	2,896,983
2,801,912		Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	2,815,936
2,500,000		JD Power & Associates, Term Loan—Institutional, 5.25%, 9/7/2023	2,521,875
1,000,000		JD Power & Associates, Term Loan—Institutional, 9.50%, 6/9/2024	1,015,000
2,000,000		JDA Software Group, Inc., Term Loan—Institutional, 4.50%, 9/22/2023	2,005,000
4,669,681		Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	4,690,929
1,000,000		Kronos, Inc., Term Loan—Institutional, 9.75%, 4/30/2020	1,019,580
3,955,461		Lattice Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/10/2021	3,950,517
2,811,223		Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,799,275
1,658,825		Microsemi Corp., Term Loan—Institutional, 3.75%, 1/15/2023	1,677,097
894,190		Mitel Network Corp., Term Loan—Institutional, 5.50%, 4/29/2022	901,040
250,000		NXP BV/NXP Funding LLC, Term Loan—Institutional, 3.37%, 12/7/2020	251,422
3,000,000		ON Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/31/2023	3,017,955
3,000,000		Press Ganey Holdings, Inc., Term Loan—Institutional, 4.25%, 9/29/2023	3,007,500
1,000,000		Press Ganey Holdings, Inc., Term Loan—Institutional, 8.25%, 9/29/2024	1,007,500
1,937,658		Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	1,934,432
2,500,000		Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,464,575
2,950,895		Riverbed Technology, Inc., Term Loan—Institutional, 5.00%, 4/27/2022	2,983,089
820,987		Sabre GLBL, Inc., Term Loan—Institutional, 4.00%, 2/19/2019	825,518
3,980,000		Solera Holdings, Inc., Term Loan—Institutional, 5.75%, 3/3/2023	4,026,845
169,910		SS&C Technologies, Inc., Term Loan B2—Institutional, 4.00%, 7/8/2022	171,451
1,367,265		SS&C Technologies, Inc., Term Loan B1—Institutional, 4.00%, 7/8/2022	1,379,659
4,944,887		Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/4/2020	4,885,276
4,857,684		Transunion LLC, Term Loan—Institutional, 3.59%, 4/9/2021	4,880,297
1,000,000		Versum Materials, Inc., Term Loan—Institutional, 3.61%, 9/21/2023	1,006,670
3,000,000		VF Holding Corp., Term Loan—Institutional, 4.75%, 6/17/2023	3,016,170
2,184,783		Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.75%, 8/31/2023	2,192,975
		TOTAL	104,830,769
		Utility - Electric—1.1%
5,820,071		Calpine Construction Finance Co., Term Loan—Institutional, 3.34%, 1/31/2022	5,798,246
1,000,000		Dayton Power & Light Co., Term Loan—Institutional, 4.00%, 8/24/2022	1,013,130
		TOTAL	6,811,376
		Wireline Communications—0.2%
1,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 3.50%, 5/31/2022	1,006,965
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $591,625,934)	589,615,196
		EXCHANGE-TRADED FUND—4.4%
1,175,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $26,689,737)	27,271,750
		INVESTMENT COMPANY—4.3%
26,747,708	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.51%[2] (AT NET ASSET VALUE)	26,747,708
		TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $645,063,379)[3]	643,634,654
		OTHER ASSETS AND LIABILITIES—NET-(3.5)%[4]	(22,010,568)
		TOTAL NET ASSETS—100%	$621,624,086

1	Affiliated holding.
Transactions involving the affiliated holding during the period ended September 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2016	20,494,456
Purchases/Additions	60,464,092
Sales/Reductions	(54,210,839)
Balance of Shares Held 9/30/2016	26,747,708
Value	26,747,708
Dividend Income	$21,257
2	7-day net yield.
3	At September 30, 2016, the cost of investments for federal tax purposes was $644,203,530. The net unrealized depreciation of investments for federal tax was $568,876. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,917,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,486,826.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$589,615,196	$—	$589,615,196
Exchange-Traded Fund	27,271,750	—	—	27,271,750
Investment Company	26,747,708	—	—	26,747,708
TOTAL SECURITIES	$54,019,458	$589,615,196	$—	$643,634,654

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016